Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves	$ 3,262		$ 2,883
Self-insurance reserves	759		1,093
Allowance for doubtful accounts	992		882
Other current deferred tax assets	1,588		1,539
Total current deferred tax assets	6,601	[1]	6,397	[1]
Share-based compensation	20,108		17,455
Other long-term deferred tax assets	746		909
Net operating loss carryforwards	221		283
Total long-term deferred tax assets	21,075		18,647
Valuation allowance			(75)
Total long-term deferred tax assets	21,075	[2]	18,572	[2]
Other current deferred tax liabilities	(536)		(1,304)
Total current deferred tax liabilities	(536)	[1]	(1,304)	[1]
Deductible goodwill	(80,404)		(76,519)
Depreciation	(2,992)		(2,873)
Other long-term deferred tax liabilities	(1,320)		(2,556)
Total long-term deferred tax liabilities	(84,716)	[2]	(81,948)	[2]
Net deferred tax liabilities	$ (57,576)		$ (58,283)

[1]	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.